EARNINGS / (LOSS) PER SHARE - Additional information (Q2) (Details) - Vote		1 Months Ended	6 Months Ended
	Apr. 13, 2023	Aug. 31, 2021	Jun. 30, 2023
Class A ordinary shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share	1	1	1
Class V ordinary shares
EARNINGS / (LOSS) PER SHARE
Number of votes per share	10		10